Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) well	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | well	23
Drilled wells | well	17
Charged to exploratory expense | well	7
Transferred to proved properties | well	6
Net book value charged to Property, plant and equipment provisions	$ 1	$ 1	$ 16
Depreciation of property plant and equipment	2,551	2,816	2,460
Cost increases of short-term leases	44	11	8
Cost increases of variable charge of leases related to the underlying asset return/use	5	7	24
Capitalization of depreciation of right-of-use assets	57	44	54
Capitalization of financial accretion for lease liabilities	14	11	$ 14
Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal percentage			11.00%
Mining property, wells and related equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property	333	356	$ 414
Mining property, wells and related equipment | Reversal of Loma de La Mina block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		140
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal			32
Cost [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal			31
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal			26
Accumulated depreciation [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal			3
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase/(Decrease) of cost of Property, plant and equipment	268	$ 32	(166)
Depreciation of property plant and equipment	$ 19		$ 149